Share Capital - Performance Share Units (Details) - PSU	12 Months Ended
	Dec. 31, 2021 shares shares	Dec. 31, 2020 shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding balance, beginning of year	727,761	437,463
Issued	310,287	290,298
Settled	(223,231)	0
Cancelled	(21,774)	0
Outstanding balance, end of year	793,043	727,761